STOCK OPTION PLAN (Schedule of Fair Value of Stock Options Using Black-Scholes Model) (Details) (Stock Options [Member])	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	0.00%	323.00%
Expected volatility, maximum	0.00%	325.00%
Expected term, years, minimum	0	1
Expected term, years, maximum	0	5
Risk-free interest rate	0.00%	0.03%
Forfeiture Rate, minimum	0.00%	0.00%
Forfeiture Rate, maximum	0.00%	45.00%
Expected dividend yield	0.00%	0.00%